Note 1 - Overview	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

NOTE 1 - OVERVIEW

Basis of Presentation

The unaudited consolidated financial statements and related notes of have been prepared pursuant to Article 8-03 of the rules and regulations of the Securities and Exchange Commission (the “SEC”). Accordingly, certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been omitted. In the opinion of management, the accompanying unaudited consolidated financial statements contain all adjustments and information (consisting only of normal recurring accruals) considered necessary for a fair presentation have been included.

The year-end balance sheet was derived from the Company’s audited financial statements. The accompanying unaudited consolidated financial statements and related notes should be read in conjunction with the Company’s audited financial statements included in its 2014 Annual Report on Form 10-K. The results of operations for the periods reflected herein are not necessarily indicative of the results to be expected for the full year.

Going Concern

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern. As of March 31, 2015, the Company has an accumulated deficit of approximately $11.7 million, and the Company has had cumulative negative cash flows from operations since inception. Its ability to continue as a going concern is dependent upon the ability of the Company to obtain the necessary financing, likely through the continued sale of its equity and equity-linked securities, to meet its obligations and pay its liabilities arising from normal business operations when they come due. The outcome of these matters cannot be predicted with any certainty at this time and raise substantial doubt that the Company will be able to continue as a going concern. These consolidated financial statements do not include any adjustments to the amounts and classification of assets and liabilities that may be necessary should the Company be unable to continue as a going concern.

Concentration

Historically, approximately 96% of our consolidated power generation revenue arose from our Powerhouse One solar installation under an index-priced power purchase agreement ("PPA") having a fixed premium of $0.12 per kilowatt-hour over the GSA-1 scheduled rate (currently approximately $0.10 per kWh) through 2021, and a market rate based upon the then current GSA-1 scheduled rate for the remaining 10 years of the initial 20 year term ending in 2031. The buyer and counterparty of the PPA is Fayetteville Public Utility of Lincoln County Tennessee. A similar percentage of the accounts receivable also stems from this single relationship.

Reverse Stock Split

On May 5, 2015, the Company's Board of Directors and stockholders representing a majority of the shares outstanding on that date voted to effect a 1:4 reverse stock split (the "May 2015 Reverse"). Unless otherwise stated or the context would require otherwise, all share amounts disclosed throughout these financial statements retroactively takes into account the May 2015 Reverse, and all resulting fractional share amounts have been rounded to the nearest whole share. On May 6, 2015, the Company amended its Certificate of Incorporation with the State of Delaware reflecting the May 15 Reverse, and such reflection on the OTC Pink® is pending with FINRA.

NOTE 1 - OVERVIEW

The Company

Principal Solar, Inc. (“PSI”, the “Company”, “our”, “us”, or “we”) was incorporated on July 8, 2010, under the laws of the State of Texas and became a New York corporation upon consummation of a reverse merger. On March 7, 2011, the Company was acquired by Kupper Parker Communications, Inc. (“KPCG”), then a public shell company, in a reverse merger transaction whereby KPCG merged with and into PSI, with KPCG remaining as the surviving corporation and PSI becoming a wholly owned subsidiary of KPCG. In connection with the merger, the Company changed its corporate name from “Kupper Parker Communications, Inc.” to “Principal Solar, Inc.” In accordance with the terms of this transaction, the shareholders of PSI exchanged all of their shares of PSI's $.01 par value common stock ("Common Stock") for shares of KPCG common stock that, immediately following the transaction, represented approximately 82 percent of the issued and outstanding Common Stock of the Company.

In October 2012, the Company was re-domiciled in Delaware. The Company is authorized to issue 300,000,000 shares of Common Stock and 100,000,000 shares of preferred stock with a par value of $0.01 per share ("Preferred Stock").

PSI is traded on the OTCPink® market under the symbol "PSWW".

PSI is a renewable energy company with the goal of becoming a leading utility-scale solar power generating company. Power generated by the Company can be sold to the "power grid" through traditional utility companies under long-term fixed or escalating price power purchase agreements ("PPA"). In this instance, the buyer agrees to take all power produced by the Company for the period of the PPA, generally 10-20 years. Alternatively, the power can be sold to one or more industrial users ("merchants") either under a PPA or at market rates. More than 96% of power generation revenues in 2014 were generated under an index-priced PPA having a fixed premium of $0.12 per kilowatt-hour (“kWh”) over the GSA-1 scheduled rate (currently approximately $0.10 per kWh) through 2021, and a market rate based upon the then current GSA-1 scheduled rate for the remaining 10 years of the initial 20 year term ending in 2031. The remainder (3%) was generated under a single-merchant Energy Management Services Agreement at a 10% discount to the prevailing market prices in the area. Though the level of power generation is highly predictable over time, shorter-term variations do occur.

As with any long-term contract, the ability of the counterparty to perform its obligations under a PPA is of significant importance. The Company evaluates the strength, stability, and longevity of the counterparty relative to the obligation under the PPA before entering into such an agreement, and periodically reevaluates its initial assessment.

PSI intends to establish itself as a leading solar power company using a 4-pronged approach:

1.

Acquire existing small and medium sized solar power generating companies in a roll-up strategy using a combination of cash and shares of its Common Stock. The goal of acquiring multiple generating companies is to build the world's first distributed solar generating utility.

2.	Establish thought leadership by networking well-respected thinkers who will author technical white papers and host interactive webinars at www.principalsolarinstitute.org.

3.	Implement, opportunistically, new commercial solar projects utilizing our new partnerships and relationships.

4.	Build an entity capable of winning bids for gigawatt-scale projects around the world based on solid economics. This is the longer-term phase 2 of the Company's plan.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. ("GAAP") and the rules of the Securities and Exchange Commission. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of the periods presented have been reflected herein.

Going Concern

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern. As of December 31, 2014, the Company has an accumulated deficit of approximately $10.5 million, and the Company has had negative cash flows from operations since inception. Its ability to continue as a going concern is dependent upon the ability of the Company to obtain the necessary financing, likely through the continued sale of its equity and equity-linked securities, to meet its obligations and pay its liabilities arising from normal business operations when they come due. The outcome of these matters cannot be predicted with any certainty at this time and raise substantial doubt that the Company will be able to continue as a going concern. These consolidated financial statements do not include any adjustments to the amounts and classification of assets and liabilities that may be necessary should the Company be unable to continue as a going concern.

Concentration

In 2014 and 2013, more than 96% of our consolidated power generation revenue arose from our Powerhouse One solar installation under an index-priced PPA having a fixed premium of $0.12 per kilowatt-hour over the GSA-1 scheduled rate (currently approximately $0.10 per kWh) through 2021, and a market rate based upon the then current GSA-1 scheduled rate for the remaining 10 years of the initial 20 year term ending in 2031. The buyer and counterparty of the PPA is Fayetteville Public Utility of Lincoln County Tennessee. A similar percentage of the accounts receivable also stems from this single relationship.